Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 309,508	$ 74,101	$ 69,178
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $42,587, $53,461, and $(55,020), respectively	(79,082)	(99,293)	102,176
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $395, $533, and $(830), respectively	(732)	(990)	1,541
Total other comprehensive (loss) income	(79,814)	(100,283)	103,717
Total comprehensive income (loss)	$ 229,694	$ (26,182)	$ 172,895